Subsequent Events (Details Narrative) - USD ($)										1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 19, 2021	Mar. 12, 2021	Mar. 03, 2021	Feb. 15, 2021	Feb. 15, 2021	Jan. 15, 2021	Jan. 14, 2021	Jan. 08, 2021	Feb. 25, 2020	Feb. 28, 2021	Jan. 31, 2021	Mar. 26, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Share price													$ 0.09
Debt conversion of shares													3,448,025
Common stock, par value													$ 0.0001	$ 0.0001
Issuance of common stock value													$ 1,031,670
Warrants [Member]
Issuance of shares for services, shares													100,000
Leonite Capital LLC [Member]
Issuance of common stock shares									450,000				450,000
Warrants exercise per share									$ 0.10
Warrants issued									900,000
Warrant term									5 years
Issuance of common stock value													$ 123,390
Consultant [Member]
Issuance of common stock shares														1,500,000
Share price													$ 0.07	$ 0.02
Issuance of shares for services, shares													2,413,022	2,778,629
Issuance of common stock value														$ 30,000
Advisory Agreement [Member]
Issuance of common stock shares							250,000
Common stock, par value							$ 0.0001
Private Placement Agreements [Member]
Issuance of common stock shares													9,060,000
Reg-A Public Offering[Member]
Issuance of common stock shares													9,961,301
Share price													$ 0.10
Issuance of common stock value													$ 996,301
Subsequent Event [Member]
Issuance of common stock shares										12,284,800		1,850,000
Share price								$ 0.10				$ 0.09
Warrants exercise per share										$ 0.20					$ 0.20
Issuance of shares for services, shares								3,000,000
Warrants issued							250,000								45,840,121
Warrants exercised										12,284,800
Issuance of common stock value										$ 2,455,960
Subsequent Event [Member] | Leonite Capital LLC [Member]
Issuance of common stock shares	790,243											4,092,431
Share price												$ 0.09
Warrants exercised	790,243
Cashless exercise of warrants	900,000
Subsequent Event [Member] | Advisory Agreement [Member]
Issuance of common stock shares							150,000
Warrants exercise per share							$ 0.20
Monthly payment							$ 5,000
Warrants issued							100,000
Warrant term							5 years
Subsequent Event [Member] | Consulting Service Agreement [Member]
Issuance of common stock shares						2,000,000
Share price						$ 0.13
Subsequent Event [Member] | Advertising and Promotion Agreement [Member]
Advertising and promotion expenses					$ 10,000
Subsequent Event [Member] | Service Agreement [Member]
Issuance of common stock shares		200,000
Subsequent Event [Member] | Service Agreement [Member] | Consultant [Member]
Issuance of common stock shares				5,000,000
Share price				$ 0.23	$ 0.23
Subsequent Event [Member] | Consulting Agreement [Member] | Third Party [Member]
Issuance of common stock shares			200,000
Issuance of common stock value			$ 20,000
Subsequent Event [Member] | Private Placement Agreements [Member]
Issuance of common stock shares												11,368,800
Share price												$ 0.10
Debt conversion of shares												1
Subsequent Event [Member] | Private Placement Agreements [Member] | Warrants [Member]
Issuance of common stock shares												11,368,800
Warrants exercise per share												$ 0.20
Subsequent Event [Member] | Reg-A Public Offering[Member]
Issuance of common stock shares										30,033,199	30,033,199
Share price										$ 0.10	$ 0.10
Warrants exercise per share										$ 0.20	$ 0.20
Debt conversion of shares										1	1